Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Bank Loans and Banking Facilities
8.	Bank Loans and Banking Facilities

In 2017, the Company’s management began negotiating with China Construction Bank regarding a bank facility for project development in Shenzhen, PRC. On April 10, 2018, the Company entered into a 10 year, RMB1,200,000 ($175,000) financing package for the construction of Nam Tai Inno Park with China Construction Bank (“CCB”). Pursuant to the CCB credit facility, at each drawdown, an interest rate will be offered to the Company that is adjusted from the benchmark interest rate published by the People’s Bank of China (PBOC) for the same class of loan during the drawdown period, which adjusted interest rate must be within the range not to exceed 10% below and 60% above the PBOC benchmark interest rate. Repayment obligations for this credit facility shall commence on the earlier of (i) the second anniversary following the initial drawdown, or (ii) upon the initial receipt of rental income from the Nam Tai Inno Park project. As of December 31, 2018, the Company had not drawn on this credit facility.